EARNINGS/(LOSS) PER SHARE (Tables)	9 Months Ended
Sep. 30, 2024
Earnings per share [abstract]
Schedule of basic and diluted loss per share
The following table presents an overview of the calculated basic and diluted earnings/(loss) per share:

	Three months ended September 30,		Nine months ended September 30,
In millions (except for share and (loss)/earnings per share information)	2024	2023	2024	2023
Income/(loss) for the period, attributable to the owners of the Company	$55.8	$(37.7)	$57.2	$(115.6)
Basic weighted-average number of ordinary shares	505,412,690	384,499,607	490,972,248	384,499,607
Diluted weighted-average number of ordinary shares	507,716,795	384,499,607	493,776,517	384,499,607
Basic earnings/(loss) per share	$0.11	$(0.10)	$0.12	$(0.30)
Diluted earnings/(loss) per share	$0.11	$(0.10)	$0.12	$(0.30)